Schedule of Major Components of Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax on profits			$ 30,665
Deferred taxation - current year			43,829,019	(1,829,701)
Income tax expense (benefit)		$ 45,953	$ 43,859,686	$ (1,829,701)